Equity	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
EQUITY

NOTE 11 — EQUITY

(a)	Share Subdivision

On June 4, 2024, the then sole shareholder of the Company, Grande Holding Limited, approved a share subdivision of its issued and unissued shares at a ratio of 100,000 for one (1), pursuant to which each of the Company’s existing issued and unissued ordinary share, par value $1.00 per share, has been subdivided into 100,000 ordinary shares, par value $0.00001 per share, and all the subdivided shares be ranked pari passu in all respects with each other (the “Share Subdivision”).

(b)	Share Redesignation - dual class structure

On November 11, 2024, the Company passed board and shareholder resolutions and approved that (i) re-designate (a) 4,940,000,000 authorized but unissued ordinary shares of par value of $0.00001 each into 4,940,000,000 Class A Ordinary Shares of par value of $0.00001 each; and (b) 50,000,000 authorized but unissued ordinary shares of par value of $0.00001 each into 50,000,000 Class B Ordinary Shares of par value of $0.00001 each, and re-designate 8,560,000, 490,000, 480,000 and 470,000 ordinary shares of par value of $0.00001 owned by Grande Holding Limited, Beyond Worth Limited, Charming Apex Limited and Merleos Technology Limited each into 8,560,000, 490,000, 480,000 and 470,000 Class A Ordinary Shares of par value of $0.00001 each, respectively; and (ii) the Company issued 6,634,000, 379,750, 372,000 and 364,250 Class A Ordinary Shares of par value of $0.00001 each to Grande Holding Limited, Beyond Worth Limited, Charming Apex Limited and Merleos Technology Limited, respectively, and 5,000,000 Class B Ordinary Shares of par value of $0.00001 to Grande Holding Limited. Class A Ordinary Shares confer the right to one vote at a meeting of the members of the Company or on any resolution of members, while Class B Ordinary Shares confer the right to twenty votes at a meeting of the members of the Company or on any resolution of members. Both Class A and Class B Ordinary Shares confer the right to an equal share in any distribution by way of dividend paid by the Company. Class A Ordinary Shares and Class B Ordinary Shares are not convertible into each other. The Company also adopted an amended and restated memorandum and articles of association. The above events are collectively referred as the “Share Redesignation”.

(c)	Issuance of ordinary shares

On November 18, 2024, the Company further issued 6,634,000, 379,750, 372,000 and 364,250 Class A Ordinary Shares to Grande Holding Limited, Beyond Worth Limited, Charming Apex Limited and Merleos Technology Limited, respectively, and 5,000,000 Class B Ordinary Shares to Grande Holding Limited.

The Company believe it is appropriate to reflect the above transactions of Share Subdivision and Share Redesignation on a retroactive basis and the Company has retroactively adjusted the shares and per share data for all periods presented.

There were 17,750,000 and 10,000,000 Class A Ordinary Shares issued and outstanding as of March 31, 2025 and 2024, respectively, and there were 5,000,000 and nil Class B Ordinary Shares issued and outstanding as of March 31, 2025 and 2024.

(d)	Dividends

On June 25, 2024, the Company declared and made dividends of $0.077 per ordinary shares in the amount of $769,231 to its ordinary shareholders.